Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net loss	$ (8,137,720)	$ (12,051,793)	$ (18,252,632)	$ (15,709,782)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount/amortization of financing costs	197,348	150,511	210,264	2,814,213
Accrued debt related costs				1,890,625
Debt forgiveness				(40,000)
Change in fair value of warrant liability	3,106,733	2,646,170	3,421,670
Depreciation and amortization of intangibles	394,728	426,535	911,105	694,495
Impairment of finite-lived intangible assets			216,369
Stock compensation	308,222	154,308	443,558	316,176
Warrants and common stock issued for professional services	172,050	18,612	314,761	23,735
Amortization of deferred commissions	38,102	68,898	116,765	100,404
Debt/warrant inducement and share price adjustment	934,549	3,712,383	4,313,503	424,334
Net loss after adjustments for non-cash operating activities	(2,985,988)	(4,874,376)	(8,304,637)	(9,485,800)
Changes in operating assets and liabilities:
Accounts receivable	(863,441)	(314,220)	(388,603)	14,814
Deferred commissions	(8,262)	(26,076)	(35,124)	(119,865)
Prepaid and other expenses	(703,415)	85,995	369,722	85,619
Accounts payable	656,697	418,696	443,716	(270,801)
Accrued expenses	115,539	2,356	19,398	12,507
Accrued interest	231,288	93,985	288,834	(608,529)
Deferred revenue	(228,850)	110,837	190,373	247,255
Net cash used in operating activities	(3,786,432)	(4,502,803)	(7,416,321)	(10,124,800)
INVESTING ACTIVITIES
Purchase of fixed assets	(28,623)	(43,049)	(134,976)	(72,845)
Cash paid for acquisition				(2,125,000)
Net cash used in investing activities	(28,623)	(43,049)	(134,976)	(2,197,845)
FINANCING ACTIVITIES
Proceeds from issuance of notes and warrants	3,050,000	750,000	1,150,000	8,261,340
Repayment of notes	(894,562)	(114,217)	(198,411)	(4,622,500)
Issuance of shares of common stock, net of costs	1,266,341	33,829	255,991	5,579,208
Warrant exercised	932,092		1,251,550
Issuance of shares of convertible preferred stock, net of costs		4,403,664	5,220,465	3,039,501
Payment of debt issuance costs	(166,837)			(88,098)
Repayment of capital lease	(182,089)	(49,099)	(204,438)
Proceeds from bank borrowing	69,088	113,339	113,339	207,698
Repayment of bank borrowing	(43,400)	(52,566)	(104,632)	(92,838)
Net cash provided by financing activities	4,030,633	5,084,950	7,483,864	12,284,311
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	215,578	539,098	(67,433)	(38,334)
CASH AND CASH EQUIVALENTS
Beginning of period	44,788	112,221	112,221	150,555
End of period	260,366	651,319	44,788	112,221
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	46,067	154,848	218,971	1,594,700
NON-CASH FINANCING TRANSACTIONS
Conversion of debt and interest to equity		752,000	752,000	7,288,025
Debt issuance costs in exchange for notes and warrants			127,080
Debt issuance costs in exchange for warrants		127,080
Capital lease obligations	209,162	837,722
Accounts payable cancelled		80,156
Fixed asset purchases in accounts payable				80,156
Conversion of accrued interest to note payable				150,660
Prepaid additions financed through capital lease			252,628
Fixed asset additions financed through capital lease	174,624		636,474
Common stock issued for preferred stock dividends	3,957	85,973	85,980
Conversion of warrant liability to additional paid-in-capital	435,681	420,090	931,578
Notes issued for capital lease obligation assumed by a director	$ 226,650